Risk Management and Report (Details) - Schedule of credit limit granted to debtors - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Credit Limit Granted To Debtors [Abstract]
Total related debt	$ 960,640	$ 798,419
Consolidated Total or Regulatory Capital	$ 6,367,997	$ 5,634,345
Limit used %	15.09%	14.17%